UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:      August 31

Date of reporting period:     May 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
California Tax-Free Income Fund

5.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2005 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
State, issuer, description                                         rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Tax-exempt long-term bonds 99.97%                                                                                   $343,675,660
(Cost $308,362,068)

California 88.53%                                                                                                    304,346,935
ABAG Finance Authority for Nonprofit Corps,
Rev Cert of Part Nat'l Ctr for Int'l Schools
Proj (G)                                                              7.375   05-01-2018   BB+             4,300       4,477,246
Rev San Diego Hosp Assn Ser 2001A                                     6.125   08-15-2020   BBB+            2,000       2,197,420
Anaheim Public Financing Auth,
Rev Lease Cap Apprec Sub Pub Imp Proj Ser 1997C                        Zero   09-01-2018   AAA             3,000       1,700,640
Anaheim, City of,
Rev Ref Cert of Part Reg Convention Ctr (P)                           9.471   07-16-2023   AAA             2,000       2,343,160
Antioch Public Financing Auth,
Rev Ref Reassessment Sub Ser 1998B (G)                                5.850   09-02-2015   BB+             1,400       1,498,294
Belmont Community Facilities District,
Rev Spec Tax Dist No. 2000 1 Library Proj
Ser 2004A                                                             5.750   08-01-2024   Aaa             1,000       1,219,010
California County Tobacco Securitization Agency,
Rev Asset Backed Bond Fresno County Fdg Corp                          6.000   06-01-2035   BBB             1,765       1,796,946
Rev Asset Backed Bond Kern County Corp Ser 2002A                      6.125   06-01-2043   BBB             5,000       5,114,050
Rev Asset Backed Bond Stanislaus Fdg Ser 2002A                        5.500   06-01-2033   Baa3            1,000         990,550
California Department of Water Resources,
Rev Pwr Supply Ser 2002A                                              5.375   05-01-2021   BBB+            4,000       4,374,960
California Educational Facilities Auth,
Rev Ref Pooled College & Univ Financing
Ser 1993B                                                             6.125   06-01-2009   Baa2              160         160,368
Rev Univ of San Diego Ser 2002A                                       5.500   10-01-2032   A2              1,435       1,538,047
California Health Facilities Financing Auth,
Rev Catholic Healthcare West Ser 2004G                                5.250   07-01-2023   A-              1,000       1,056,140
Rev Ref Insd de Las Companas Ser 1995A                                5.750   07-01-2015   AAA             2,000       2,044,380
Rev Ref Insd Hlth Facil-Small Facil Ser 1994B                         7.500   04-01-2022   A               1,595       1,632,148
California Infrastructure & Economic Development Bank,
Rev J David Gladstone Inst Proj                                       5.250   10-01-2034   A-              1,000       1,039,630
Rev Kaiser Hosp Asst I LLC Ser 2001A                                  5.550   08-01-2031   A               3,000       3,217,080
California Pollution Control Financing Auth,
Rev Poll Control Pacific Gas & Electric
Ser 1996A                                                             5.350   12-01-2016   AAA             1,000       1,095,870
Rev Poll Control Southern Calif Edison Co                             6.900   12-01-2017   BBB+              500         507,250
Rev Poll Control Southern Calif Edison Co
Ser 1985A                                                             2.000   03-01-2008   BBB+            1,500       1,483,455
Rev Solid Waste Disposal Keller Canyon Landfill
Co Proj                                                               6.875   11-01-2027   BB-             2,000       2,031,000
California Rural Home Mortgage Finance Auth,
Rev Single Family Mtg Backed Sec's Prog
Ser 1996A                                                             7.750   05-01-2027   AAA                10          10,155
Rev Single Family Mtg Backed Sec's Prog
Ser 1996A                                                             7.550   11-01-2026   AAA                15          15,221
California State Economic Recovery Auth,
Gen Oblig Unltd Ser 2004B                                             5.000   07-01-2023   AA-             2,000       2,114,500
California State Public Works Board,
Rev Lease Dept of Corrections Ser 1996A                               5.500   01-01-2015   AAA             5,145       5,323,171
Rev Lease Dept of Corrections Ser 1996A                               5.250   01-01-2021   AAA             4,500       4,555,395
Rev Lease Dept of Corrections Ser 2003C                               5.500   06-01-2018   A-              5,000       5,577,900
Rev Ref Lease Dept of Corrections State Prisons
Ser 1993A                                                             5.000   12-01-2019   AAA             5,000       5,496,350
Rev Ref Lease Various Univ of Calif Projs
Ser 1993A                                                             5.500   06-01-2021   AA-             1,250       1,251,362
California Statewide Communities Development Auth,
Rev Cert of Part Catholic Healthcare West                             6.500   07-01-2020   A-              4,365       4,855,408
Rev Daughters of Charity Health Ser 2005A                             5.250   07-01-2030   BBB+            1,000       1,045,770
Rev Ref Cert of Part Univ Corp Calif State Univ                       6.000   04-01-2026   AAA             1,620       1,673,249
California Statewide Financing Auth,
Rev Tobacco Settlement Asset Backed Bond 2002A                        6.000   05-01-2037   Baa3            2,500       2,540,800
Rev Tobacco Settlement Asset Backed Bond 2002B                        6.000   05-01-2037   Baa3            4,000       4,065,280
California, State of,
Gen Oblig Unltd                                                       5.125   04-01-2023   A               2,000       2,147,460
Gen Oblig Unltd                                                       5.125   11-01-2024   A               3,500       3,737,650
Gen Oblig Unltd Ref (P)                                               6.283   03-01-2016   AAA             6,255       7,467,094
Gen Oblig Unltd Ref                                                   5.000   06-01-2031   AAA             1,000       1,059,730
Gen Oblig Unltd Ref                                                   4.750   04-01-2029   AAA             6,000       6,098,040
Capistrano Unified School District,
Rev Spec Tax Cmty Facil Dist No. 90 2 (G)                             6.000   09-01-2033   BB                750         803,265
Rev Spec Tax Cmty Facil Dist No. 90 2 (G)                             5.875   09-01-2023   BB                500         538,335
Rev Spec Tax Cmty Facil Dist No. 92 1 (G)                             7.100   09-01-2021   AA              2,090       2,290,661
Rev Spec Tax Cmty Facil Dist No. 98 2 (G)                             5.750   09-01-2029   BB+             2,470       2,750,666
Carson, City of,
Rev Spec Assessment Imp Bond Act of 1915
District No. 2001 1 (G)                                               6.375   09-02-2031   BB+             1,375       1,417,707
Center Unified School District,
Gen Oblig Unltd Ref Cap Apprec Ser 1997C                               Zero   09-01-2016   AAA             2,145       1,353,645
Contra Costa County Public Financing Auth,
Rev Ref Lease Various Cap Facil Ser 1999A                             5.000   06-01-2028   AAA             3,000       3,110,700
Corona Community Facilities District,
Rev Special Tax Escrow 97 2 (G)                                       5.875   09-01-2023   BB+             1,385       1,453,364
Costa Mesa Public Financing Auth,
Rev Local Agency Ser 1991A (G)                                        7.100   08-01-2021   BBB               210         210,983
Culver City Redevelopment Finance Auth,
Rev Ref Tax Alloc Sub Ser 1999B (G)                                   6.200   11-01-2018   BBB-            2,000       2,039,560
Del Mar Race Track Auth,
Rev Ref Ser 1996 (G)                                                  6.200   08-15-2011   BBB             1,865       1,961,178
Rev Ref Ser 1996 (G)                                                  6.000   08-15-2006   BBB             1,200       1,212,528
Fairfield Public Financing Auth,
Rev Pennsylvania Ave Storm Drain Proj Ser 1995A                       6.500   08-01-2021   A               1,085       1,113,329
Foothill/Eastern Transportation Corridor Agency,
Rev Ref Toll Rd Cap Apprec                                             Zero   01-15-2025   BBB-            6,615       2,130,559
Rev Ref Toll Rd Cap Apprec                                             Zero   01-15-2036   BBB-           30,000       4,934,700
Rev Ref Toll Rd Sr Lien Ser 1995A                                     6.500   01-01-2032   AAA             1,665       1,759,705
Rev Ref Toll Rd Sr Lien Ser 1995A                                     6.000   01-01-2034   AAA            14,775      15,501,782
Fresno Joint Powers Financing Auth,
Rev Ref Ser 1994A                                                     6.550   09-02-2012   BBB+            1,500       1,533,360
Fresno, City of,
Rev Swr Ser A 1                                                       5.250   09-01-2019   AAA             1,000       1,145,280
Fullerton Community Facilities District,
Rev Spec Tax Amerige Heights Dist No. 1 (G)                           6.200   09-01-2032   BB              1,000       1,047,000
Golden State Tobacco Securitization Corp,
Rev Asset Backed Bond Ser 2003A                                       6.250   06-01-2033   BBB             3,000       3,177,870
Rev Asset Backed Bond Ser 2003B                                       5.375   06-01-2028   A-              3,000       3,161,640
Irvine, City of,
Rev Meadows Mobile Home Park Ser 1998A (G)                            5.700   03-01-2028   BBB-            3,975       4,070,440
Irwindale Community Redevelopment Agency,
Rev Ref Tax Alloc Sub Lien Ind'l Dev Proj (G)                         7.050   06-01-2026   BBB             2,750       2,903,753
Laguna Salada Union School District,
Gen Oblig Unltd Ser 2000C                                              Zero   08-01-2026   AAA             1,000         368,690
Lancaster School District,
Rev Ref Cert of Part Cap Apprec                                        Zero   04-01-2019   AAA             1,730         945,186
Rev Ref Cert of Part Cap Apprec                                        Zero   04-01-2022   AAA             1,380         643,922
Lee Lake Water District,
Rev Spec Tax Cmty Facil Dist No. 2 Montecito
Ranch (G)                                                             6.125   09-01-2027   BB              1,200       1,246,764
Long Beach, City of,
Rev Ref Harbor Ser 1998A                                              6.000   05-15-2018   AAA             2,660       3,125,846
Rev Spec Tax Cmty Facil Dist No. 6 Pike (G)                           6.250   10-01-2026   BB-             2,500       2,610,150
Los Angeles Community Facilities District,
Rev Spec Tax No. 3 Cascades Business Park Proj
(G)                                                                   6.400   09-01-2022   BB+             1,000       1,054,750
Los Angeles Community Redevelopment Financing Auth,
Rev MultiFamily Grand Central Square Ser 1993A                        5.850   12-01-2026   BBB-            2,000       2,001,560
Los Angeles Unified School District,
Gen Oblig Unltd Election of 1997 Ser 2002E                            5.500   07-01-2017   AAA             1,500       1,716,045
Millbrae, City of,
Rev Magnolia of Milbrae Proj Ser 1997A (G)                            7.375   09-01-2027   BB              2,500       2,560,425
Mount Diablo Unified School District,
Gen Oblig Unltd Election of 2002                                      5.000   07-01-2018   AAA             4,680       5,118,656
New Haven Unified School District,
Gen Oblig Unltd Cap Apprec Ser 1998B                                   Zero   08-01-2022   AAA            14,200       5,794,026
Newport Beach, City of,
Rev Hoag Mem Presbyterian Hosp (P)                                    2.860   10-01-2022   AA                500         500,000
Northern California Transmission Agency,
Rev Ref Calif-Oregon Transm Proj Ser 1990A                            7.000   05-01-2013   AAA               100         121,311
Orange Cove Irrigation District,
Rev Ref Cert of Part Rehab Proj                                       5.000   02-01-2017   AAA             2,045       2,110,420
Orange, County of,
Rev Ref Cert of Part Recovery Ser 1996A                               5.800   07-01-2016   AAA             2,000       2,100,580
Rev Spec Assessment Imp Bond Act 1915 Ltd Oblig
(G)                                                                   5.750   09-02-2033   BB+             1,570       1,612,359
Rev Spec Tax Cmty Facil Dist No. 1 Ladera Ranch
Ser 2000A (G)                                                         6.250   08-15-2030   BB+             1,000       1,083,270
Paramount Unified School District,
Gen Oblig Unltd Cap Apprec Bonds Ser 2001B                             Zero   09-01-2025   AAA             4,735       1,833,676
Pasadena, City of,
Cert of Part Ref Old Pasadena Parking Facil Proj                      6.250   01-01-2018   AA-             1,100       1,289,926
Poway, City of,
Rev Ref Cmty Facil Dist No. 88 1 Pkwy Business
Ctr (G)                                                               6.750   08-15-2015   BB              1,000       1,105,900
Rancho Santa Fe Community Services District,
Rev Spec Tax Cmty Facil Dist No. 1 (G)                                6.700   09-01-2030   BB              1,000       1,055,920
Redondo Beach Public Financing Auth,
Rev South Bay Center Redevel Proj (G)                                 7.000   07-01-2016   BBB+              950         994,859
Riverside County Asset Leasing Corp,
Rev Leasehold Linked Ctfs Riverside County
Ser 1993A                                                             6.500   06-01-2012   A+              1,000       1,165,460
Sacramento City Financing Auth,
Rev Convention Ctr Hotel Sr Ser 1999A (G)                             6.250   01-01-2030   BB+             5,000       5,292,800
Sacramento County Sanitation District,
Rev Ref Ser 2000A                                                     5.875   12-01-2027   AA              1,500       1,535,895
Sacramento Municipal Utility District,
Rev Ref Electric Ser 2001P                                            5.250   08-15-2021   AAA             1,000       1,084,030
Sacramento Power Auth,
Rev Cogeneration Proj                                                 6.000   07-01-2022   BBB            12,000      12,640,800
San Bernardino, County of,
Rev Cert of Part Cap Facil Proj Ser 1992B                             6.875   08-01-2024   AAA               350         467,400
Rev Ref Cert of Part Med Ctr Fin Proj                                 5.500   08-01-2017   AAA             8,750       9,961,875
San Bruno Park School District,
Gen Oblig Unltd Cap Apprec Ser 2000B                                   Zero   08-01-2021   AAA             1,015         492,772
Gen Oblig Unltd Cap Apprec Ser 2000B                                   Zero   08-01-2023   AAA             1,080         471,884
San Diego County Water Auth,
Rev Ref Cert of Part Inverse Floater (P)                              9.299   04-23-2008   AAA             1,000       1,151,900
Rev Ref Cert of Part Inverse Floater (P)                              9.299   04-22-2009   AAA               400         477,456
San Diego Redevelopment Agency,
Rev Ref Tax Alloc Cap Apprec Ser 1999B (G)                             Zero   09-01-2017   BB              1,600         866,304
Rev Ref Tax Alloc Cap Apprec Ser 1999B (G)                             Zero   09-01-2018   BB              1,700         861,220
Rev Ref Tax Alloc City Heights Proj Ser 1999A
(G)                                                                   5.800   09-01-2028   BB              1,395       1,436,711
Rev Tax Alloc City Heights Proj Ser 1999A (G)                         5.750   09-01-2023   BB              1,000       1,034,970
San Diego Unified School District,
Gen Oblig Unltd Cap Apprec Ser 1999A                                   Zero   07-01-2021   AAA             2,500       1,214,425
Gen Oblig Unltd Election of 1998 Ser 2000B                            5.000   07-01-2025   AAA             2,450       2,663,714
San Francisco City & County Redevelopment Agency,
Rev Cmty Facil Dist No. 6 Mission Ser 2001A (G)                       6.000   08-01-2025   BB              2,500       2,646,100
San Francisco State Building Auth,
Rev Ref Lease Dept of Gen Serv Ser 1993A                              5.000   10-01-2013   A-              2,145       2,352,164
San Joaquin Hills Transportation Corridor Agency,
Rev Ref Toll Rd Conv Cap Apprec Ser 1997A Step
Coupon (5.750%, 01-15-07) (O)                                          Zero   01-15-2021   BB              5,000       4,647,200
Rev Toll Rd Sr Lien                                                    Zero   01-01-2014   AAA             5,000       3,616,450
Rev Toll Rd Sr Lien                                                    Zero   01-01-2022   AAA             6,500       3,158,350
San Marcos Public Facilities Auth,
Rev Sub Tax Increment Proj Area 3 Ser 1999A (G)                       6.000   08-01-2031   BB              1,305       1,343,419
San Mateo County Joint Power Auth,
Rev Ref Lease Cap Proj Prog                                           5.000   07-01-2021   AAA             1,815       2,019,551
Santa Ana Financing Auth,
Rev Lease Police Admin & Hldg Facil Ser 1994A                         6.250   07-01-2019   AAA             1,790       2,209,451
Rev Lease Police Admin & Hldg Facil Ser 1994A                         6.250   07-01-2024   AAA            10,000      12,591,900
Rev Ref Mainplace Proj Ser 1998D (G)                                  5.600   09-01-2019   BBB-            1,000       1,111,370
Santa Clara County Financing Auth,
Rev Ref Lease Multiple Facil Projs Ser 2000B                          5.500   05-15-2017   AAA             6,000       6,641,100
Santa Margarita Water District,
Rev Spec Tax Cmty Facil Dist No. 99 1 (G)                             6.000   09-01-2030   BB+               500         536,210
Santaluz Community Facilities District,
Rev Spec Tax Dist No. 2 Imp Area No. 1 (G)                            6.375   09-01-2030   BB              1,495       1,529,146
Southern California Home Financing Auth,
Rev Single Family GNMA & FNMA Mtg Backed Secs
Ser 1992A                                                             6.750   09-01-2022   AAA                25          25,010
Southern California Public Power Auth,
Rev Ref Southern Transm Proj                                           Zero   07-01-2013   AAA             4,400       3,261,148
Tobacco Securitization Authority of Northern
California,
Rev Asset Backed Bond Ser 2001A                                       5.375   06-01-2041   BBB             1,000         975,900
Torrance, City of,
Rev Ref Hosp Torrance Mem Med Ctr Ser 2001A                           5.500   06-01-2031   A+              2,000       2,125,960
Tustin Unified School District,
Rev Spec Tax Cmty Facil Dist No. 97 1                                 6.375   09-01-2035   AAA             1,000       1,126,430
Vallejo Sanitation and Flood Control District,
Rev Ref Cert of Part                                                  5.000   07-01-2019   AAA             2,500       2,784,250
West Covina Redevelopment Agency,
Rev Ref Cmty Facil Dist Fashion Plaza Proj                            6.000   09-01-2022   AA              3,000       3,657,780

Florida 0.81%                                                                                                          2,776,075
Capital Trust Agency,
Rev Seminole Tribe Convention Ser 2002A (G)                          10.000   10-01-2033   BB              2,500       2,776,075

Puerto Rico 10.63%                                                                                                    36,552,650
Puerto Rico Aqueduct and Sewer Auth,
Rev Ref Inverse Floater (Gtd) (P)                                     9.770   07-01-2011   AAA             7,500       9,679,650
Puerto Rico Highway & Transportation Auth,
Rev Preref Ser 2000B                                                  6.000   07-01-2026   A               1,000       1,012,650
Rev Ref Ser 1996Z                                                     6.250   07-01-2014   AAA             3,250       3,951,480
Rev Ref Ser 1998A                                                     5.000   07-01-2038   AAA             5,000       5,251,700
Puerto Rico Ind'l, Tourist, Ed'l, Med & Environmental
Control Facilities Financing Auth,
Rev Hosp de La Concepcion Ser 2000A                                   6.500   11-15-2020   AA                500         574,010
Puerto Rico Public Finance Corp,
Rev Commonwealth Approp Ser 2002E                                     5.700   08-01-2025   BBB+            2,500       2,789,150
Puerto Rico, Commonwealth of,
Gen Oblig Unltd                                                       6.500   07-01-2015   BBB             6,000       7,306,860
Gen Oblig Unltd Ser 975 (P)                                           6.790   07-01-2018   Aaa             5,000       5,987,150

                                                                              Interest                 Par value
Issuer, description, maturity date                                            rate (%)                     ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 0.03%                                                                                             $95,000
(Cost $95,000)

Joint Repurchase Agreement 0.03%                                                                                          95,000
Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. - Dated 5-31-05, due 6-1-05
(secured by U.S. Treasury Inflation Indexed Bond
3.625%, due 4-15-28 and U.S. Treasury Inflation Indexed
Note 2.000%, due 1-15-14)                                                     2.970                           95          95,000

Total investments 100.00%                                                                                           $343,770,660


John Hancock
California Tax-Free Income Fund
Interest rate swap contracts
May 31, 2005 (unaudited)
---------------------------------------------------------------------------------------------------------
                                          Rate type
                    --------------------------------------------------
          Notional    Payments made                 Payments received      Termination      Appreciation
            amount           by Fund                           by Fund             date   (depreciation)

       $6,000,000              3.73% (a)        Weekly Muni Swap Index        June 2015       ($143,032)
        6,000,000              3.63% (a)        Weekly Muni Swap Index        June 2015         (90,742)
        4,000,000              3.78% (a)        Weekly Muni Swap Index        July 2015        (108,483)
        5,500,000              5.02% (a)        Weekly Muni Swap Index        July 2015        (255,240)
       15,000,000              3.80% (a)        Weekly Muni Swap Index      August 2015        (403,885)

                                                                                            ($1,001,382)

(a) Fixed rate


John Hancock

California Tax-Free Income Fund

Footnotes to Schedule of Investments

May 31, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on May 31, 2005.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on May 31, 2005, including short-term investments, was $308,457,068. Gross unrealized appreciation and depreciation of investments aggregated $35,332,941 and $19,349 respectively, resulting in net unrealized appreciation of $35,313,592.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Principal Distributor
John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.

530Q3     5/05
          7/05

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By: /s/ Keith F. Hartstein
    Keith F. Hartstein
    President and Chief Executive Officer

Date:    July 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Keith F. Hartstein
    Keith F. Hartstein
    President and Chief Executive Officer

Date:    July 25, 2005


By: /s/ William H. King
    William H. King
    Vice President and Treasurer

Date:    July 25, 2005